Description of Business and Segmented Disclosures Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	$ 13,463	$ 20,047
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	5,648	8,734
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	6,636	10,253
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,179	1,060
Light and Medium Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	418	660
Natural Gas Liquids [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	253	350
Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,179	1,037
Gasoline [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	4,073	6,318
Diesel and distillates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	3,245	5,056
Asphalt [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	560	745
Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	3,658	4,884
Synthetic Crude Oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	981	1,495
Upgraded and refined products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	8,859	13,614
Diluted Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	308	640
Blended crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,500	2,197
Other Product Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,548	2,497
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Light and Medium Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Natural Gas Liquids [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Gasoline [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Diesel and distillates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Asphalt [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Synthetic Crude Oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Upgraded and refined products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Diluted Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Blended crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Corporate | Other Product Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	11,948	18,494
Operating Segments, Integrated Corridor [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	3,753	5,601
Operating Segments, Integrated Corridor [Member] | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	306	649
Operating Segments, Integrated Corridor [Member] | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	367	514
Operating Segments, Integrated Corridor [Member] | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	6,636	10,253
Operating Segments, Integrated Corridor [Member] | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,488	2,425
Operating Segments, Integrated Corridor [Member] | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	5,312	8,241
Operating Segments, Integrated Corridor [Member] | Canada | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	3,753	5,601
Operating Segments, Integrated Corridor [Member] | Canada | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	306	649
Operating Segments, Integrated Corridor [Member] | Canada | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	367	514
Operating Segments, Integrated Corridor [Member] | Canada | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Canada | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,488	2,425
Operating Segments, Integrated Corridor [Member] | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	6,636	10,253
Operating Segments, Integrated Corridor [Member] | United States | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | United States | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | United States | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | United States | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	6,636	10,253
Operating Segments, Integrated Corridor [Member] | United States | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | China | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | China | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | China | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | China | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | China | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Light and Medium Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	82	167
Operating Segments, Integrated Corridor [Member] | Light and Medium Crude Oil [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Light and Medium Crude Oil [Member] | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Light and Medium Crude Oil [Member] | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	82	167
Operating Segments, Integrated Corridor [Member] | Light and Medium Crude Oil [Member] | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Light and Medium Crude Oil [Member] | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Natural Gas Liquids [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	101	168
Operating Segments, Integrated Corridor [Member] | Natural Gas Liquids [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Natural Gas Liquids [Member] | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Natural Gas Liquids [Member] | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	101	168
Operating Segments, Integrated Corridor [Member] | Natural Gas Liquids [Member] | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Natural Gas Liquids [Member] | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	153	162
Operating Segments, Integrated Corridor [Member] | Natural Gas [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Natural Gas [Member] | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Natural Gas [Member] | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	153	162
Operating Segments, Integrated Corridor [Member] | Natural Gas [Member] | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Natural Gas [Member] | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Gasoline [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	4,073	6,318
Operating Segments, Integrated Corridor [Member] | Gasoline [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Gasoline [Member] | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Gasoline [Member] | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Gasoline [Member] | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	3,453	5,414
Operating Segments, Integrated Corridor [Member] | Gasoline [Member] | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	620	904
Operating Segments, Integrated Corridor [Member] | Diesel and distillates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	3,245	5,056
Operating Segments, Integrated Corridor [Member] | Diesel and distillates [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	170	260
Operating Segments, Integrated Corridor [Member] | Diesel and distillates [Member] | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Diesel and distillates [Member] | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Diesel and distillates [Member] | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	2,282	3,644
Operating Segments, Integrated Corridor [Member] | Diesel and distillates [Member] | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	793	1,152
Operating Segments, Integrated Corridor [Member] | Asphalt [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	560	745
Operating Segments, Integrated Corridor [Member] | Asphalt [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	475	609
Operating Segments, Integrated Corridor [Member] | Asphalt [Member] | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Asphalt [Member] | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Asphalt [Member] | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	85	136
Operating Segments, Integrated Corridor [Member] | Asphalt [Member] | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	2,144	3,334
Operating Segments, Integrated Corridor [Member] | Refined Products [Member] | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,500	2,197
Operating Segments, Integrated Corridor [Member] | Refined Products [Member] | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	308	640
Operating Segments, Integrated Corridor [Member] | Refined Products [Member] | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	336	497
Operating Segments, Integrated Corridor [Member] | Refined Products [Member] | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Refined Products [Member] | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Synthetic Crude Oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	981	1,495
Operating Segments, Integrated Corridor [Member] | Synthetic Crude Oil | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	981	1,495
Operating Segments, Integrated Corridor [Member] | Synthetic Crude Oil | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Synthetic Crude Oil | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Synthetic Crude Oil | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Synthetic Crude Oil | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Upgraded and refined products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	8,859	13,614
Operating Segments, Integrated Corridor [Member] | Upgraded and refined products | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,626	2,364
Operating Segments, Integrated Corridor [Member] | Upgraded and refined products | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Upgraded and refined products | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Upgraded and refined products | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	5,820	9,194
Operating Segments, Integrated Corridor [Member] | Upgraded and refined products | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,413	2,056
Operating Segments, Integrated Corridor [Member] | Diluted Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	308	640
Operating Segments, Integrated Corridor [Member] | Diluted Bitumen | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Diluted Bitumen | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	308	640
Operating Segments, Integrated Corridor [Member] | Diluted Bitumen | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Diluted Bitumen | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Diluted Bitumen | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Blended crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,500	2,197
Operating Segments, Integrated Corridor [Member] | Blended crude oil | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,500	2,197
Operating Segments, Integrated Corridor [Member] | Blended crude oil | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Blended crude oil | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Blended crude oil | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Blended crude oil | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Other Product Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,547	2,494
Operating Segments, Integrated Corridor [Member] | Other Product Revenue | Lloydminster Heavy Oil Value Chain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	627	1,040
Operating Segments, Integrated Corridor [Member] | Other Product Revenue | Oil Sands [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	(2)	9
Operating Segments, Integrated Corridor [Member] | Other Product Revenue | Western Canada Production [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	31	17
Operating Segments, Integrated Corridor [Member] | Other Product Revenue | U.S Refining [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	816	1,059
Operating Segments, Integrated Corridor [Member] | Other Product Revenue | Canadian Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	75	369
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	(602)	(948)
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	(602)	(948)
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Light and Medium Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Natural Gas Liquids [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Gasoline [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Diesel and distillates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Asphalt [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Synthetic Crude Oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Upgraded and refined products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Diluted Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Blended crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Integrated Corridor [Member] | Elimination of intersegment amounts [member] | Other Product Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,515	1,553
Operating Segments, Offshore [Member] | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	336	493
Operating Segments, Offshore [Member] | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member] | China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,179	1,060
Operating Segments, Offshore [Member] | Light and Medium Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	336	493
Operating Segments, Offshore [Member] | Natural Gas Liquids [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	152	182
Operating Segments, Offshore [Member] | Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,026	875
Operating Segments, Offshore [Member] | Gasoline [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member] | Diesel and distillates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member] | Asphalt [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member] | Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	1,514	1,550
Operating Segments, Offshore [Member] | Synthetic Crude Oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member] | Upgraded and refined products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member] | Diluted Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member] | Blended crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	0	0
Operating Segments, Offshore [Member] | Other Product Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	$ 1	$ 3